CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 3,057	$ 103,000	$ (102,926)	$ 3,131
Balance (in shares) at Dec. 31, 2022	210,316
Net profit	$ 0	0	(2,590)	(2,590)
Exercise of options, warrants and debt conversion	$ 301	424	0	725
Exercise of options, warrants and debt conversion (in shares)	22,027
Share Issuance	$ 1,552	649	0	2,201
Share Issuance (in shares)	46,410
Balance at Jun. 30, 2023	$ 4,910	104,073	(105,516)	3,467
Balance (in shares) at Jun. 30, 2023	278,753
Balance at Dec. 31, 2023	$ 9,094	102,670	(106,948)	4,816
Balance (in shares) at Dec. 31, 2023	664,552
Net profit	$ 0	0	2,963	2,963
Exercise of options, warrants and debt conversion	$ 7,415	(4,140)	0	3,275
Exercise of options, warrants and debt conversion (in shares)	901,086
Share Issuance	$ 5,460	(2,707)	0	2,753
Share Issuance (in shares)	405,808
Balance at Jun. 30, 2024	$ 21,970	95,822	(103,985)	13,807
Balance (in shares) at Jun. 30, 2024	1,971,446
Balance at Dec. 31, 2024	$ 29,238	88,746	(106,287)	11,697
Balance (in shares) at Dec. 31, 2024	2,172,855
Net profit	$ 0	0	5,320	5,320
Stock based compensation	0	223	0	223
Exercise of options, warrants and debt conversion	$ 14,421	(10,065)	0	4,356
Exercise of options, warrants and debt conversion (in shares)	1,030,098
Share Issuance	$ 20,681	(5,026)	0	15,655
Share Issuance (in shares)	1,480,553
Balance at Jun. 30, 2025	$ 64,340	73,878	(100,967)	37,251
Balance (in shares) at Jun. 30, 2025	4,683,506
Balance at Dec. 31, 2025	$ 74,823	71,228	(102,539)	43,512
Balance (in shares) at Dec. 31, 2025	5,369,367
Net profit	$ 0	0	2,432	2,432
Stock based compensation	0	680	0	680
Exercise of options, warrants and debt conversion	$ 1	1,172	0	1,173
Exercise of options, warrants and debt conversion (in shares)	198,833
Balance at Jun. 30, 2026	$ 74,824	$ 73,080	$ (100,107)	$ 47,797
Balance (in shares) at Jun. 30, 2026	5,568,200